SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services	$ 87,922	$ 85,397	$ 79,755
Intersegment revenues
Total revenues	87,922	85,397	79,755
Cost of revenues	66,232	66,219	61,188
Write down of inventory and impairment charges of long lived assets		5,763	3,500
Gross profit	21,340	13,415	15,067
Research and development, net	1,152	786	651
Selling and marketing expenses	3,426	3,439	3,475
General and administrative expenses	11,487	10,949	12,832
Impairment of goodwill and other intangible assets	1,015		4,704
Other expense (income)	9	(169)
Operating income (loss)	4,251	(1,590)	(6,595)
Financial income (expenses), net	(181)	(380)	(111)
Other expenses			(200)
Income (loss) before taxes on income	4,070	(1,730)	(6,906)
OEM of Heat Management Solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services	27,944	25,993	26,012
Intersegment revenues	3,088	4,027	3,639
Total revenues	31,032	30,020	29,651
Cost of revenues	23,105	22,660	22,425
Write down of inventory and impairment charges of long lived assets
Gross profit	7,927	7,360	7,226
Research and development, net	581	455	274
Selling and marketing expenses	1,476	1,203	1,186
General and administrative expenses	3,530	3,787	3,598
Impairment of goodwill and other intangible assets
Other expense (income)	(13)	(190)
Operating income (loss)	2,353	2,105	2,168
Financial income (expenses), net
Other expenses
OEM - Electric Motion Systems [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services	10,007	11,658	13,046
Intersegment revenues
Total revenues	10,007	11,658	13,046
Cost of revenues	8,043	9,388	10,092
Write down of inventory and impairment charges of long lived assets		298
Gross profit	1,964	1,972	2,954
Research and development, net	157	331	377
Selling and marketing expenses	527	619	526
General and administrative expenses	1,377	1,501	1,572
Impairment of goodwill and other intangible assets	1,015
Other expense (income)	22	21
Operating income (loss)	(1,134)	(500)	479
Financial income (expenses), net
Other expenses
Heat Transfer Services and Products [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services	27,529	27,600	24,365
Intersegment revenues	180	3	104
Total revenues	27,709	27,603	24,469
Cost of revenues	19,671	20,173	18,005
Write down of inventory and impairment charges of long lived assets
Gross profit	8,038	7,430	6,464
Research and development, net	414
Selling and marketing expenses	1,049	1,026	1,014
General and administrative expenses	3,270	3,035	2,649
Impairment of goodwill and other intangible assets			456
Other expense (income)
Operating income (loss)	3,305	3,369	2,345
Financial income (expenses), net
Other expenses
MRO services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services	22,442	20,146	16,332
Intersegment revenues
Total revenues	22,442	20,146	16,332
Cost of revenues	19,044	17,882	14,631
Write down of inventory and impairment charges of long lived assets		5,465	3,500
Gross profit	3,398	(3,201)	(1,799)
Research and development, net
Selling and marketing expenses	374	591	749
General and administrative expenses	3,310	2,626	5,013
Impairment of goodwill and other intangible assets			4,248
Other expense (income)
Operating income (loss)	(286)	(6,418)	(11,809)
Financial income (expenses), net
Other expenses
Amounts not allocated to segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services
Intersegment revenues
Total revenues
Cost of revenues
Write down of inventory and impairment charges of long lived assets
Gross profit
Research and development, net
Selling and marketing expenses
General and administrative expenses
Impairment of goodwill and other intangible assets
Other expense (income)
Operating income (loss)
Financial income (expenses), net	(181)	(380)	(111)
Other expenses			(200)
Elimination from inter companies sale [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sale of products and services
Intersegment revenues	(3,268)	(4,030)	(3,743)
Total revenues	(3,268)	(4,030)	(3,743)
Cost of revenues	(3,281)	(3,884)	(3,965)
Write down of inventory and impairment charges of long lived assets
Gross profit	13	(146)	222
Research and development, net
Selling and marketing expenses
General and administrative expenses
Impairment of goodwill and other intangible assets
Other expense (income)
Operating income (loss)	13	(146)	222
Financial income (expenses), net
Other expenses